Current and long-term debt - ABN AMRO credit facility (Details)	1 Months Ended					12 Months Ended
	May 31, 2020	Dec. 31, 2018	Jun. 30, 2018 USD ($)	Jul. 31, 2015 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019	Jun. 30, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings instrument term	5 years
Debt outstanding						$ 2,415,326,000	$ 2,552,473,000
ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 142,200,000
Borrowings instrument term				15 years
Debt outstanding							92,000,000.0
Borrowings Maturity, Term, After Delivery Date				5 years
ABN AMRO Credit Facility [Member] | Borrowings refinanced [Member]
Disclosure of detailed information about borrowings [line items]
Write-offs of deferred financing fees related to repayment of debt						100,000
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 120,600,000
Net debt to capitalization ratio			0.65
Consolidated tangible net worth			$ 1,266,000,000
Cumulative positive net income			25.00%
Net proceeds of equity issuance			50.00%
Debt outstanding						97,900,000	103,300,000
KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					$ 429,600,000
Net debt to capitalization ratio					0.60
Consolidated tangible net worth					$ 1,000,000,000.0
Cumulative positive net income					25.00%
Net proceeds of equity issuance					50.00%
Minimum ratio for fair value of vessels		155.00%
Repayments						16,900,000
Debt outstanding						15,900,000	199,000,000.0
KEXIM Credit Facility [Member] | Borrowings refinanced [Member]
Disclosure of detailed information about borrowings [line items]
Unscheduled repayment of borrowings						166,100,000	66,600,000
Write-offs of deferred financing fees related to repayment of debt						$ 200,000	$ 1,200,000
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount									$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount					$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel			$ 500,000
Consolidated Liquidity Requirement - Scenario Two [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel					$ 500,000
London Interbank Offered Rate (LIBOR) [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				2.15%
London Interbank Offered Rate (LIBOR) [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis								2.60%
Borrowings, Financial Covenants, Period One [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels			130.00%
Borrowings, Financial Covenants, Period Two [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels			140.00%